Mainland China Contribution Plan (Narrative) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Contributions for employee benefits	$ 27,744	$ 16,865	$ 9,439